Commitments and Contingencies (Tables)	12 Months Ended
May. 02, 2015
Rental Expense Under Operating Leases	Rental expense under operating leases is as follows:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Minimum rentals	$419,602	424,952	413,751
Percentage rentals	108,315	98,467	101,960

	$527,917	523,419	515,711

Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year

Future minimum annual rentals, excluding percentage rentals, required under B&N Retail leases that had initial, noncancelable lease terms greater than one year, under B&N College and NOOK leases as of May 2, 2015 are:

Fiscal Year	(a)
2016	$438,523
2017	396,514
2018	325,113
2019	257,501
2020	188,248
After 2020	335,849

$1,941,748

(a)	Includes B&N College capital lease obligations of $232, $39, $0, $0, $0 and $0 for 2016, 2017, 2018, 2019, 2020 and after 2020, respectively.

Purchase obligations Including Hardware And Software Maintenance Contracts And Inventory Purchase Commitments

Purchase obligations, which includes hardware and software maintenance contracts and inventory purchase commitments, as of May 2, 2015 are as follows:

Less Than 1 Year	$135,058
1-3 Years	11,347
3-5 Years	284
More Than 5 Years	—

Total	$146,689